Significant Accounting Policies (Details) - Schedule of relevant exchange rates - RMB [Member]	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Significant Accounting Policies (Details) - Schedule of relevant exchange rates [Line Items]
Period ended RMB: USD exchange rate	6.3393	6.4434	6.5518
Period average RMB: USD exchange rate	6.3694	6.5072	6.5526